Note 15 - Intangible (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about intangible assets [text block]
	2018
	Brands	Distribution contracts	Software	Others	Total
Acquisition cost
Balance at end of previous year	3,514.7	2,333.3	1,144.6	540.7	7,533.3
Effect of movements in foreign exchange	252.3	2.3	(43.3)	12.1	223.4
Acquisitions	972.5	59.7	151.5	104.5	1,288.2
Disposal	–	–	4.2	46.6	50.8
Acquisitions through business combination	(39.2)	(28.1)	(16.2)	–	(83.5)
Disposals through exchange transaction of shareholdings	0.2	–	–	–	0.2
Transfers to other assets categories	2.7	25.9	205.7	(82.1)	152.2
Balance at end of year	4,703.2	2,393.1	1,446.5	621.8	9,164.6

Amortization and Impairment losses (i)
Balance at end of previous year	(1.9)	(1,894.6)	(711.8)	(250.3)	(2,858.6)
Effect of movements in foreign exchange	–	14.1	15.0	11.1	40.2
Effect of application of IAS 29 (hyperinflation)	–	(42.6)	(108.3)	(104.5)	(255.4)
Amortization	–	(114.6)	(152.0)	(36.0)	(302.6)
Disposal	–	28.0	16.2	–	44.2
Transfers to other assets categories	–	(2.1)	–	10.3	8.2
Balance at end of year	(1.9)	(2,011.8)	(940.9)	(369.4)	(3,324.0)
Carrying amount:
December 31, 2017	3,512.8	438.7	432.8	290.4	4,674.7
December 31, 2018	4,701.3	381.3	505.6	252.4	5,840.6
	2017
	Brands	Distribution contracts	Software	Others	Total
Acquisition cost
Balance at end of previous year	4,160.8	2,319.4	888.5	460.7	7,829.4
Effect of movements in foreign exchange	(10.5)	7.5	(12.1)	(1.2)	(16.3)
Acquisitions	18.8	–	2.9	8.8	30.5
Acquisitions through business combination	(4.0)	–	–	–	(4.0)
Transfers to other assets categories	(650.4)	6.4	265.3	26.4	(352.3)
Others	–	–	–	46.0	46.0
Balance at end of year	3,514.7	2,333.3	1,144.6	540.7	7,533.3

Amortization and Impairment losses (i)
Balance at end of previous year	(1.9)	(1,760.8)	(597.0)	(223.8)	(2,583.5)
Effect of movements in foreign exchange	–	4.9	5.5	5.1	15.5
Amortization	–	(138.7)	(118.9)	(32.9)	(290.5)
Transfers to other assets categories	–	–	(1.4)	1.3	(0.1)
Balance at end of year	(1.9)	(1,894.6)	(711.8)	(250.3)	(2,858.6)
Carrying amount:
December 31, 2016	4,158.9	558.6	291.5	236.9	5,245.9
December 31, 2017	3,512.8	438.7	432.8	290.4	4,674.7

Disclosure of intangible assets with indefinite useful life [text block]
	2018	2017
Argentina	1,180.0	348.8
Bolivia	664.3	567.1
Brazil	4.6	4.6
Canada	244.1	223.9
Chile	72.0	69.5
Luxembourg	339.6	339.6
Paraguay	496.9	447.5
Dominican Republic	1,580.0	1,396.6
Uruguay	119.8	115.2
	4,701.3	3,512.8